INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
SCHEDULE OF INTANGIBLE ASSETS

	2024	2025
	S$	S$

Goodwill	355	355
Intellectual properties licenses (Note (a))	7,276	1,284
Computer software licenses (Note (b))	1,980	-
Acquired customer relationship (Note (c))	51,122	47,855
Acquired private blood bank license (Note (d))	32,317	11,204
Acquired technical disclosure (Note (e))	-	64,196
	93,050	124,894

SCHEDULE OF DETAILED INFORMATION ABOUT INTANGIBLE ASSETS

(a)	Acquired intellectual properties licenses

	2024	2025
	S$	S$

Cost:
At beginning of financial year	62,060	62,060
Written off	-	(5,350)
At end of financial year	62,060	56,710

Accumulated amortization:
At beginning of financial year	54,142	54,784
Amortization charge	642	642
At end of financial year	54,784	55,426

Carrying value	7,276	1,284

On March 27, 2025, the intellectual properties license is written off due to the termination of the Know-How License agreement.

(b)	Computer software licenses

	2024	2025
	S$	S$

Cost:
At beginning of financial year	11,737	11,793
Currency realignment	56	39
At end of financial year	11,793	11,832

Accumulated amortization:
At beginning of financial year	7,597	9,813
Amortization charge	2,160	1,980
Currency realignment	56	39
At end of financial year	9,813	11,832

Carrying value	1,980	-

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

(c)	Acquired customer relationship

	2024	2025
	S$	S$

Cost:
At beginning of financial year	-	51,122
Addition	51,122	-
Currency realignment	-	2,050
At end of financial year	51,122	53,172

Accumulated amortization:
At beginning of financial year	-	-
Amortization charge	-	5,146
Currency realignment	-	171
At end of financial year	-	5,317

Carrying value	51,122	47,855

(d)	Acquired private blood bank license

	2024	2025
	S$	S$

Cost:
At beginning of financial year	-	43,089
Addition	43,089	-
Currency realignment	-	1,727
At end of financial year	43,089	44,816

Accumulated amortization:
At beginning of financial year	-	10,772
Amortization charge	10,397	21,686
Currency realignment	375	1,154
At end of financial year	10,772	33,612

Carrying value	32,317	11,204

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

(e)	Acquired technical disclosure

	2024	2025
	S$	S$

Cost:
At beginning of financial year	-	-
Addition	-	65,284
At end of financial year	-	65,284

Accumulated amortization:
At beginning of financial year	-	-
Amortization charge	-	1,088
At end of financial year	-	1,088

Carrying value	-	64,196

SCHEDULE OF AMORTIZATION EXPENSE

	2024	2025
	S$	S$

Intellectual properties licenses	642	642
Computer software licenses	2,160	1,980
Acquired customer relationship	-	5,146
Acquired private blood bank license	10,397	21,686
Acquired technical disclosure	-	1,088
Total	13,199	30,542
Less: Accounted under
“Research expenses” (Note 21)	(642)	(642)
	12,557	29,900